Aegis Value Fund, Inc.

1100 North Glebe Road, Suite 1040

Arlington, VA 22066

February 10, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Aegis Value Fund, Inc.

(File Nos. 333-49241 and 811-09174)

Dear Sir or Madam:

We are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the prospectus and statement of additional information of the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund’s registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on December 29, 2011.

Sincerely,

/s/ Scott L. Barbee

Scott L. Barbee, President